Note 3 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 30, 2012
Property, Plant and Equipment [Table Text Block]
	December 30	December 25
	2012	2011
Land	$989,680	$469,680
Land (restricted assets of VIE)	-	520,000
Building	4,982,806	2,745,296
Building (restricted assets of VIE)	-	1,570,967
Equipment	16,509,977	10,596,964
Furniture and fixtures	4,270,159	3,060,014
Leasehold improvements	31,028,860	19,148,471
Restaurant construction in progress	1,462,505	-
Total	59,243,987	38,111,392
Less accumulated depreciation	(18,957,497)	(13,955,881)
Less accumulated depreciation attributable to restricted assets of VIE	-	(633,197)
Property and equipment, net	$40,286,490	$23,522,314